Earnings per share - Reconciliation of headline earnings (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings per share [abstract]
Profit attributable to owners of the parent	R 202,336	R 181,134	R 121,458
(Profit)/loss on disposal of property, plant and equipment and intangible assets (note 32.2)	(586)	(1,264)	262
Impairment of intangible assets (notes 5, 7 and 32.2)	930	2,687	3,166
Impairment/(reversal of impairment) of property, plant and equipment (notes 5, 6 and 32.2)	0	9	(791)
Non-controlling interest effects of adjustments	0	0	8
Income tax effect on the above components	(85)	(380)	(661)
Headline earnings attributable to owners of the parent	R 202,595	R 182,186	R 123,442